STOCKHOLDERS’ EQUITY (Details Narrative)	Sep. 30, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding	2,500,000
A Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding	500,000
Warrant exercise price | $ / shares	$ 4.00
B Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding	500,000
Warrant exercise price | $ / shares	$ 5.00
C Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding	500,000
Warrant exercise price | $ / shares	$ 6.00
D Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding	500,000
Warrant exercise price | $ / shares	$ 7.00
E Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding	500,000
Warrant exercise price | $ / shares	$ 8.00